Cover	Apr. 07, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 07, 2026
Entity File Number	000-56016
Entity Registrant Name	Kaival Brands Innovations Group, Inc.
Entity Central Index Key	0001762239
Entity Tax Identification Number	83-3492907
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1317 Edgewater Dr
Entity Address, Address Line Two	#730
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32804
City Area Code	(833)
Local Phone Number	452-4825
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	KAVL
Entity Emerging Growth Company	false